PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS	PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
TDCC and EID did not merge their defined benefit pension and other post-employment benefit ("OPEB") plans as a result of the DWDP Merger. In connection with the DWDP Distributions, the TDCC U.S. qualified defined benefit plan and the EID U.S. principal qualified defined benefit plan were separated from the Company to Dow and Corteva, respectively. The defined benefit pension plans that were related to TDCC that were not separated with Dow or Corteva were not merged with any EID plans. The Company retained a portion of pension liabilities relating to foreign benefit plans for both EID and TDCC. The Company retained select OPEB liabilities relating to foreign EID benefit plans but did not retain any TDCC OPEB plans. The Company also retained an immaterial portion of the non-qualified US pension liabilities and other post-employment benefit plans relating to EID US benefit plans. The significant defined benefit pension and OPEB plans of EID and EID are summarized below. Unless otherwise noted, all values within this footnote are inclusive of balances and activity associated with discontinued operations.

Defined Benefit Pension Plans
TDCC
TDCC had both funded and unfunded defined benefit pension plans that covered employees in the United States and a number of other countries. The U.S. qualified plan covering the parent company was the largest plan. Benefits for employees hired before January 1, 2008, were based on length of service and the employee’s three highest consecutive years of compensation. Employees hired after January 1, 2008, earned benefits based on a set percentage of annual pay, plus interest.

The Employee Matters Agreement with Dow provides that employees of Dow no longer participate in benefit plans sponsored or maintained by the Company, and that employees of the Company no longer participate in benefit plans sponsored or maintained by Dow, as of the effective time of the Dow Distribution. The U.S. qualified plan is no longer an obligation of the Company, the fundings, maintenance and ultimate payout of the plan is the sole responsibility of Dow. TDCC's funding policy was to contribute to the plans when pension laws and/or economics either require or encourage funding.

The Company has both funded and unfunded defined benefit pension plans that cover employees in a number of non-US countries.

EID
EID had both funded and unfunded noncontributory defined benefit pension plans covering a majority of the U.S. employees. The U.S. qualified plan was the largest pension plan held by EID. Most employees hired on or after January 1, 2007, were not eligible to participate in the U.S. defined benefit pension plans. The benefits under these plans were based primarily on years of service and employees' pay near retirement. EID froze the pay and service amounts used to calculate pension benefits for employees who participated in the U.S. pension plans as of November 30, 2018. Therefore, as of November 30, 2018, employees that participated in the U.S. pension plans no longer accrued additional benefits for future service and eligible compensation received.

The Employee Matters Agreement with Corteva provides that employees of Corteva no longer participate in benefit plans sponsored or maintained by the Company, and that employees of the Company no longer participate in benefit plans sponsored or maintained by Corteva, as of the effective time of the Corteva Distribution. The U.S. qualified plan is no longer an obligation of the Company; the fundings, maintenance and ultimate payout of the plan is the sole responsibility of Corteva Inc. The Company has both funded and unfunded defined benefit pension plans that cover executives in the United States and employees in a number of non-US countries.

EID's funding policy was consistent with the funding requirements of federal laws and regulations. Pension coverage for employees of EID's non-U.S. consolidated subsidiaries was provided, to the extent deemed appropriate, through separate plans. Obligations under such plans are funded by depositing funds with trustees, covered by insurance contracts, or remain unfunded. Total 2019 contributions also includes contributions to fund benefit payments for EID's pension plans where funding is not customary.

DuPont
DuPont has both funded and unfunded defined benefit pension plans covering employees in a number of non-US countries that formerly relate to both TDCC and EID. The United Kingdom qualified plan is the largest pension plan held by DuPont.

DuPont's funding policy is consistent with the funding requirements of each country's laws and regulations. Pension coverage for employees of DuPont's non-U.S. consolidated subsidiaries is provided, to the extent deemed appropriate, through separate plans. Obligations under such plans are funded by depositing funds with trustees, covered by insurance contracts, or remain unfunded. During 2020, the Company contributed $98 million to its pension plans. DuPont expects to contribute approximately $90 million to its pension plans in 2021.
The weighted-average assumptions used to determine pension plan obligations and net periodic benefit costs for all plans are summarized in the table below:

Weighted-Average Assumptions for Pension Plans	Benefit Obligations at December 31,		Net Periodic Costs for the Years Ended
	2020	2019	2020	2019 [1]	2018
Discount rate	0.84%	1.21%	1.21%	3.80%	3.26%
Interest crediting rate for applicable benefits	1.25%	1.25%	1.25%	3.72%	3.61%
Rate of compensation increase [2]	3.09%	3.14%	3.11%	3.42%	3.95%
Expected return on plan assets [3]	N/A	N/A	2.98%	6.46%	6.68%
1.Includes three months of Dow activity (January - March), five months of Corteva activity (January - May) and twelve months of DuPont activity, all based on dates of the DWDP Distributions.
2. The December 31, 2018 rate did not include EID's U.S. pension plans as employees of these plans no longer accrued additional benefits for future service and eligible compensation.
3. The decrease in expected return on assets between 2020 and 2019 is due to de-risking of DuPont's two largest country plans within the United Kingdom and Switzerland. For the United Kingdom this process involved purchasing two buy-in insurance contracts for some current beneficiaries. For Switzerland this process involved changing the pension plan to a defined contribution plan (cash balance plan under US GAAP) at an insurance company for the current employees and adopting a low-risk fixed income strategy for the current beneficiaries of the plan.

Other Post-employment Benefit Plans
TDCC
TDCC provided certain health care and life insurance benefits to retired employees and survivors. TDCC’s plans outside of the United States were not significant; therefore, this discussion relates to the U.S. plans only. The plans provide health care benefits, including hospital, physicians’ services, drug and major medical expense coverage, and life insurance benefits. In general, for employees hired before January 1, 1993, the plans provide benefits supplemental to Medicare when retirees are eligible for these benefits. TDCC and the retiree share the cost of these benefits, with the TDCC portion increasing as the retiree has increased years of credited service, although there was a cap on the TDCC portion. TDCC had the ability to change these benefits at any time. Employees hired after January 1, 2008, are not covered under the plans.

The Employee Matters Agreement with Dow provides that employees of Dow no longer participate in benefit plans sponsored or maintained by the Company, and that employees of the Company no longer participate in benefit plans sponsored or maintained by Dow, as of the effective time of the Dow Distribution.

No TDCC other post-employment benefit plans were retained by the Company in connection with the Dow Distribution. All other post-employment benefit plans both those inside the US and those outside, are the sole responsibility of Dow.

EID
EID provided medical, dental and life insurance benefits to pensioners and survivors. The associated plans for retiree benefits were unfunded and the cost of the approved claims was paid from EID company funds. Essentially all of the cost and liabilities for these retiree benefit plans are attributable to the U.S. benefit plans. The non-Medicare eligible retiree medical plan is contributory with pensioners and survivors' contributions adjusted annually to achieve a 50/50 target for sharing of cost increases between EID and pensioners and survivors. In addition, limits were applied to EID's portion of the retiree medical cost coverage. For Medicare eligible pensioners and survivors, EID provided a funded Health Reimbursement Arrangement ("HRA"). In November 2016, EID announced that OPEB eligible employees who will be under the age of 50 as of November 30, 2018, as defined above, will not receive post-employment medical, dental and life insurance benefits. Beginning January 1, 2015, eligible employees who retire on and after that date will receive the same life insurance benefit payment, regardless of the employee's age or pay. The majority of U.S. employees hired on or after January 1, 2007, are not eligible to participate in the post-employment medical, dental and life insurance plans.

The Employee Matters Agreement with Corteva provides that employees of Corteva no longer participate in benefit plans sponsored or maintained by the Company, and that employees of the Company no longer participate in benefit plans sponsored or maintained by Corteva, as of the effective time of the Corteva Distribution. The vast majority of U.S. other post-employment benefit obligations are no longer the obligations of the Company; the fundings, maintenance and ultimate payout of the plans are the sole responsibility of Corteva Inc.

DuPont
The Company retained U.S. and foreign other post-employment benefit obligations with the Canadian plan being the largest plan and accounting for the majority of the Company's total other post-employment benefit obligations. In comparison to the Company's defined benefit pension plans, the Company's other post-employment benefit plans are not significant.
The weighted-average assumptions used to determine other post-employment benefit obligations and net periodic benefit costs are provided below:

Weighted-Average Assumptions for Other Postretirement Benefits Plans	Benefit Obligations at December 31,		Net Periodic Costs for the Year Ended
	2020	2019	2020	2019 [1]	2018
Discount rate	2.21%	3.10%	3.20%	4.23%	3.54%
Health care cost trend rate assumed for next year	N/A	N/A	N/A	7.15%	6.52%
Rate to which the cost trend rate is assumed to decline (the ultimate health cost care trend rate)	N/A	N/A	N/A	5.00%	5.00%
Year that the rate reaches the ultimate health care cost trend rate:
TDCC plans	N/A	N/A	N/A	2025	2025
EID plans	N/A	N/A	N/A	2028	2023
1.Includes three months of Dow activity (January - March), five months of Corteva activity (January - May) and twelve months of DuPont activity, all based on dates of the DWDP Distributions.

Assumptions
The Company determines the expected long-term rate of return on plan assets by performing a detailed analysis of key economic and market factors driving historical returns for each asset class and formulating a projected return based on factors in the current environment. Factors considered include, but are not limited to, inflation, real economic growth, interest rate yield, interest rate spreads, and other valuation measures and market metrics.

Service cost and interest cost for all other plans are determined on the basis of the discount rates derived in determining those plan obligations. The discount rates utilized to measure the majority of pension and other postretirement obligations are based on the Aon AA corporate bond yield curves applicable to each country at the measurement date. DuPont utilizes the mortality tables and generational mortality improvement scales, where available, developed in each of the respective countries in which the Company holds plans.

Summarized information on the Company's pension and other postretirement benefit plans is as follows:

Change in Projected Benefit Obligations of All Plans	Defined Benefit Pension Plans		Other Post-Employment Benefits
In millions	2020	2019	2020	2019
Change in projected benefit obligations:
Benefit obligations at beginning of year	$4,784	$53,014	$22	$3,992
Service cost	70	184	2	5
Interest cost	57	630	1	53
Plan participants' contributions	11	11	—	15
Actuarial changes in assumptions and experience	298	515	18	116
Benefits paid	(268)	(1,247)	(3)	(150)
Plan amendments	—	(76)	—	—
Acquisitions/divestitures/other	—	20	—	—
Effect of foreign exchange rates	347	31	—	1
Termination benefits/curtailment cost/settlements	(4)	(4)	—	—
Spin-off of Dow	—	(29,285)	—	(1,462)
Spin-off of Corteva	—	(19,009)	—	(2,548)
Benefit obligations at end of year	$5,295	$4,784	$40	$22

Change in Plan Assets and Funded Status of All Plans	Defined Benefit Pension Plans		Other Post-Employment Benefits
In millions	2020	2019	2020	2019
Change in plan assets:
Fair value of plan assets at beginning of year	$3,757	$41,462	$—	$—
Actual return on plan assets	309	1,191	—	—
Employer contributions	98	697	3	135
Plan participants' contributions	11	11	—	15
Benefits paid	(268)	(1,247)	(3)	(150)
Acquisitions/divestitures/other	—	10	—	—
Effect of foreign exchange rates	251	60	—	—
Settlements	—	—	—	—
Spin-off of Dow	—	(22,626)	—	—
Spin-off of Corteva	—	(15,801)	—	—
Fair value of plan assets at end of year	$4,158	$3,757	$—	$—

Funded status:
U.S. plans with plan assets	$—	$—	$—	$—
Non-U.S. plans with plan assets	(341)	(315)	—	—
All other plans [1]	(796)	(712)	(40)	(22)
Funded status at end of year	$(1,137)	$(1,027)	$(40)	$(22)
1.Certain benefit obligations are supported by funding, $6 million as of December 31, 2020 and $16 million as of December 31, 2019, under the Trust agreement, defined in the "Trust Assets" section.

The following tables summarize the amounts recognized in the consolidated balance sheets for all significant plans:

Amounts Recognized in the Consolidated Balance Sheets for All Significant Plans	Defined Benefit Pension Plans		Other Post-Employment Benefits
In millions	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Amounts recognized in the consolidated balance sheets:
Deferred charges and other assets	$225	$165	$—	$—
Assets of discontinued operations	5	6	—	—
Accrued and other current liabilities	(53)	(47)	(6)	(1)
Pension and other postretirement benefits - noncurrent	$(1,079)	$(966)	$(31)	$(20)
Liabilities of discontinued operations	$(235)	$(185)	$(3)	$(1)
Net amount recognized	$(1,137)	$(1,027)	$(40)	$(22)

Pretax amounts recognized in accumulated other comprehensive loss:
Net loss (gain)	$583	$485	$20	$2
Prior service credit	(47)	(47)	—	—
Pretax balance in accumulated other comprehensive loss at end of year	$536	$438	$20	$2

The increase in the Company's actuarial losses for the year ended December 31, 2020 was primarily due to the changes in weighted-average discount rates, which decreased from 1.21 percent at December 31, 2019 to 0.84 percent at December 31, 2020, partially offset by gains on assets in excess of what was expected.

The accumulated benefit obligation for all pension plans was $5.0 billion and $4.5 billion at December 31, 2020 and 2019, respectively.

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets	December 31, 2020	December 31, 2019
In millions
Accumulated benefit obligations	$1,896	$1,731
Fair value of plan assets	$735	$690

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets	December 31, 2020	December 31, 2019
In millions
Projected benefit obligations	$2,605	$2,320
Fair value of plan assets	$1,238	$1,122

Net Periodic Benefit Costs for All Significant Plans for the Year Ended December 31,	Defined Benefit Pension Plans			Other Post-Employment Benefits
In millions	2020	2019	2018	2020	2019	2018
Net Periodic Benefit Costs:
Service cost [1]	$70	$184	$651	$2	$5	$21
Interest cost [2]	57	630	1,638	1	53	130
Expected return on plan assets [3]	(110)	(988)	(2,846)	—	—	—
Amortization of prior service credit [4]	(5)	(9)	(24)	—	—	—
Amortization of unrecognized loss (gain) [5]	16	128	649	—	(6)	(24)
Curtailment/settlement/other [6]	9	—	(10)	—	—	—
Net periodic benefit costs (credits) - Total	$37	$(55)	$58	$3	$52	$127
Less: Net periodic benefit (credits) costs - discontinued operations	13	(35)	100	—	50	126
Net periodic benefit costs (credits) - Continuing operations	$24	$(20)	$(42)	$3	$2	$1
Changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net loss (gain)	$99	$350	$1,490	$18	$2	$(185)
Prior service (credit) cost	—	(65)	34	—	—	—
Amortization of prior service credit	5	3	24	—	—	—
Amortization of unrecognized (loss) gain	(16)	(7)	(649)	—	—	24
Curtailment loss	(4)	(2)	—	—	—	—
Settlement loss	(9)	(2)	2	—	—	—
Effect of foreign exchange rates	21	(2)	1	—	—	—
Total recognized in other comprehensive loss (income)	$96	$275	$902	$18	$2	$(161)
Noncontrolling interest	$2	$—	$—	$—	$—	$—
Total recognized in net periodic benefit costs (credits) and other comprehensive loss (income)	$118	$255	$860	$21	$4	$(160)
1.The service cost from continuing operations was $54 million, $52 million, and $49 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
2. The interest cost from continuing operations was $53 million, $75 million and $73 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
3. The expected return on plan assets from continuing operations was $100 million, $140 million and $169 million for the years ended December 31, 2020, 2019 and December 31, 2018, respectively, for pension plans.
4. The amortization of prior year service credits from continuing operations was $4 million and $3 million for the years ended December 31, 2020 and 2019, respectively, and immaterial for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
5. The amortization of unrecognized gain/loss from continuing operations was losses of $12 million for the year ended December 31, 2020, gains of $4 million for the year ended December 31, 2019, and losses of $6 million for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
6. The curtailment and settlement loss from continuing operations was $9 million for the year ended December 31, 2020, immaterial for the year ended December 31, 2019, and a gain $1 million for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
Estimated Future Benefit Payments
The estimated future benefit payments of continuing operations, reflecting expected future service, as appropriate, are presented in the following table:

Estimated Future Benefit Payments at December 31, 2020	Defined Benefit Pension Plans	Other Postretirement Benefits
In millions
2021	$190	$6
2022	186	4
2023	193	3
2024	194	2
2025	202	2
Years 2026-2030	1,055	9
Total	$2,020	$26

Plan Assets
TDCC
Plan assets consist primarily of equity and fixed income securities of U.S. and foreign issuers, and include alternative investments such as real estate, private market securities and absolute return strategies. TDCC's investment strategy for the plan assets was to manage the assets in relation to the liability in order to pay retirement benefits to plan participants over the life of the plans. This was accomplished by identifying and managing the exposure to various market risks, diversifying investments across various asset classes and earning an acceptable long-term rate of return consistent with an acceptable amount of risk, while considering the liquidity needs of the plans.

The plans were permitted to use derivative instruments for investment purposes, as well as for hedging the underlying asset and liability exposure and rebalancing the asset allocation. The plans used value-at-risk, stress testing, scenario analysis and Monte Carlo simulations to monitor and manage both the risk within the portfolios and the surplus risk of the plans.

Equity securities primarily included investments in large- and small-cap companies located in both developed and emerging markets around the world. Fixed income securities included investment and non-investment grade corporate bonds of companies diversified across industries, U.S. treasuries, non-U.S. developed market securities, U.S. agency mortgage-backed securities, emerging market securities and fixed income related funds. Alternative investments primarily included investments in real estate, private equity limited partnerships and absolute return strategies. Other significant investment types included various insurance contracts and interest rate, equity, commodity and foreign exchange derivative investments and hedges.

TDCC mitigated the credit risk of investments by establishing guidelines with investment managers that limit investment in any single issue or issuer to an amount that was not material to the portfolio being managed. These guidelines were monitored for compliance both by TDCC and external managers. Credit risk related to derivative activity was mitigated by utilizing multiple counterparties, collateral support agreements and centralized clearing, where appropriate.

EID
Plan assets consisted primarily of equity and fixed income securities of U.S. and foreign issuers, and included alternative investments such as real estate and private market securities. EID established strategic asset allocation percentage targets and appropriate benchmarks for significant asset classes with the aim of achieving a prudent balance between return and risk. Strategic asset allocations in other countries were selected in accordance with the laws and practices of those countries. Where appropriate, asset liability studies were utilized in this process. U.S. plan assets and a portion of non-U.S. plan assets are managed by investment professionals employed by EID. The remaining assets are managed by professional investment firms unrelated to EID. EID's pension investment professionals had discretion to manage the assets within established asset allocation ranges approved by management. Additionally, pension trust funds were permitted to enter into certain contractual arrangements generally described as derivative instruments. Derivatives were primarily used to reduce specific market risks, hedge currency and adjust portfolio duration and asset allocation in a cost-effective manner.

Global equity securities include varying market capitalization levels. U.S. equity investments are primarily large-cap companies. Global fixed income investments include corporate-issued, government-issued and asset-backed securities. Corporate debt investments include a range of credit risk and industry diversification. U.S. fixed income investments are weighted heavier than non-U.S fixed income securities. Other investments include cash and cash equivalents, hedge funds, real estate and private market securities such as interests in private equity and venture capital partnerships.
DuPont
Plan assets consist primarily of equity and fixed income securities of U.S. and foreign issuers, and alternative investments such as insurance contracts, pooled investment vehicles and private market securities. At December 31, 2020, plan assets totaled $4,158 million and included directly held common stock of DuPont of less than $1 million.

The Company establishes strategic asset allocation percentage targets and appropriate benchmarks for significant asset classes with the aim of achieving a prudent balance between return and risk. Strategic asset allocations in other countries are selected in accordance with the laws and practices of those countries. Where appropriate, asset liability studies are utilized in this process. The assets are managed by professional investment firms unrelated to the Company. Pension trust funds are permitted to enter into certain contractual arrangements generally described as derivative instruments. Derivatives are primarily used to reduce specific market risks, hedge currency and adjust portfolio duration and asset allocation in a cost-effective manner.

Equity securities primarily included investments in large- and small-cap companies located in both developed and emerging markets around the world. Global equity securities include varying market capitalization levels. U.S. equity investments are primarily large-cap companies. Fixed income securities included investment and non-investment grade corporate bonds of companies diversified across industries, U.S. treasuries, non-U.S. developed market securities, U.S. agency mortgage-backed securities, emerging market securities and fixed income related funds. Global fixed income investments include corporate-issued, government-issued and asset-backed securities. Corporate debt investments include a range of credit risk and industry diversification. U.S. fixed income investments are weighted heavier than non-U.S fixed income securities. Alternative investments primarily included investments in real estate, various insurance contracts and interest rate, equity, commodity and foreign exchange derivative investments and hedges. Other investments include cash and cash equivalents, pooled investment vehicles, hedge funds and private market securities such as interests in private equity and venture capital partnerships.

The weighted-average target allocation for plan assets of DuPont's pension plans is summarized as follows:

Target Allocation for Plan Assets at December 31, 2020	DuPont
Asset Category
Equity securities	20%
Fixed income securities	17
Alternative investments	21
Other investments	42
Total	100%

Fair value calculations may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

For pension plan assets classified as Level 1 measurements (measured using quoted prices in active markets), total fair value is either the price of the most recent trade at the time of the market close or the official close price, as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.

For pension plan assets classified as Level 2 measurements, where the security is frequently traded in less active markets, fair value is based on the closing price at the end of the period; where the security is less frequently traded, fair value is based on the price a dealer would pay for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance and quality checks. For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates, commodity prices, swap rates, interest rates and implied volatilities obtained from various market sources. For other pension plan assets for which observable inputs are used, fair value is derived through the use of fair value models, such as a discounted cash flow model or other standard pricing models.

For pension plan assets classified as Level 3 measurements, total fair value is based on significant unobservable inputs including assumptions where there is little, if any, market activity for the investment. Valuations of the investments are provided by investment managers or fund managers. These valuations are reviewed for reasonableness based on applicable sector, benchmark and company performance. Valuations of insurance contracts are contractually determined and are based on exit price valuations or contract value. Adjustments to valuations are made where appropriate.
Certain pension plan assets are held in funds where fair value is based on an estimated net asset value per share (or its equivalent) as of the most recently available fund financial statements which are received on a monthly or quarterly basis. These valuations are reviewed for reasonableness based on applicable sector, benchmark and company performance. Adjustments to valuations are made where appropriate to arrive at an estimated net asset value per share at the measurement date. Where available, audited annual financial statements are obtained and reviewed for the investments as support for the manager’s investment valuation. These funds are not classified within the fair value hierarchy.

The following table summarizes the bases used to measure the Company’s pension plan assets at fair value for the years ended December 31, 2020 and 2019:

Basis of Fair Value Measurements	December 31, 2020				December 31, 2019
In millions	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$97	$97	$—	$—	$101	$101	$—	$—
Equity securities:
U.S. equity securities [1]	$336	$336	$—	$—	$297	$297	$—	$—
Non - U.S. equity securities	480	473	7	—	622	609	13	—
Total equity securities	$816	$809	$7	$—	$919	$906	$13	$—
Fixed income securities:
Debt - government-issued	$308	$20	$288	$—	$468	$198	$270	$—
Debt - corporate-issued	106	16	90	—	99	12	87	—
Debt - asset-backed	—	—	—	—	1	—	1	—
Total fixed income securities	$414	$36	$378	$—	$568	$210	$358	$—
Alternative investments: [2]
Real estate	84	7	—	77	72	6	—	66
Insurance contracts	$788	$—	$30	$758	$334	$—	$30	$304
Derivatives - asset position	4	—	4	—	6	—	6	—
Derivatives - liability position	(1)	—	(1)	—	(2)	—	(2)	—
Total alternative investments	$875	$7	$33	$835	$410	$6	$34	$370
Other Investments: [2]
Pooled Investment Vehicles	$627	$627	$—	$—	$790	$790	$—	$—
Private market securities	—	—	—	—	—	—	—	—
Other investments	—	—	$—	$—	6	6	—	—
Total other investments	$627	$627	$—	$—	$796	$796	$—	$—
Subtotal	$2,829	$1,576	$418	$835	$2,794	$2,019	$405	$370
Investments measured at net asset value: [2]
Debt - government-issued	$273				$152
Hedge funds	933				745
Private market securities	122				107
Real estate	—				—
Total investments measured at net asset value	$1,328				$1,004
Items to reconcile to fair value of plan assets:
Pension trust receivables [3]	$3				$15
Pension trust payables [4]	(2)				(56)
Total	$4,158				$3,757
1.The Company's pension plans directly held less than $1 million (0 percent of total plan assets) of DuPont common stock at December 31, 2020 and less than held $1 million (0 percent of total plan assets) at December 31, 2019.
2.In 2018, the Company reviewed its fair value technique and elected to present assets valued at net asset value per share as a practical expedient outside of the fair value hierarchy. The assets are presented as "Investments measured at net asset value."
3.Primarily receivables for investment securities sold.
4.Primarily payables for investment securities purchased.
The following table summarizes the changes in the fair value of Level 3 pension plan assets for the years ended December 31, 2020 and 2019:

Fair Value Measurement of Level 3 Pension Plan Assets	Equity Securities	Fixed Income Securities	Real Estate	Investment Contracts	Total
In millions
Balance at Jan 1, 2019	$55	$15	$95	$206	$371
Actual return on assets:
Relating to assets sold during 2019	—	—	2	—	2
Relating to assets held at Dec 31, 2019	—	—	10	11	21
Purchases, sales and settlements, net	—	—	—	—	—
Transfers into Level 3, net	—	—	1	87	88
Transfers out of Level 3, spin related	(55)	(15)	(42)	—	(112)
Balance at Dec 31, 2019	$—	$—	$66	$304	$370
Actual return on assets:
Relating to assets sold during 2020	—	—	—	—	—
Relating to assets held at Dec 31, 2020	—	—	9	64	73
Purchases, sales and settlements, net	—	—	2	390	392
Transfers into Level 3, net	—	—	—	—	—
Transfers out of Level 3, net	—	—	—	—	—
Balance at Dec 31, 2020	$—	$—	$77	$758	$835

Trust Assets
EID entered into a trust agreement in 2013 (as amended and restated in 2017) that established and required EID to fund a trust (the "Trust") for cash obligations under certain non-qualified benefit and deferred compensation plans upon a change in control event as defined in the Trust agreement. Under the Trust agreement, the consummation of the DWDP Merger was a change in control event. After the distribution of Corteva, the Trust assets related to Corteva employees were transferred to a new trust for Corteva. As a result, the Trust currently held by DuPont relates solely to funding obligations to DuPont employees. At December 31, 2020, the balance in the Trust was $17 million compared to $29 million at December 31, 2019, which excludes balances associated with discontinued operations.

Defined Contribution Plans
TDCC
U.S. employees participated in defined contribution plans (Employee Savings Plans or 401(k) plans) by contributing a portion of their compensation, which was partially matched by TDCC. Defined contribution plans also covered employees in some subsidiaries in other countries, including Australia, Brazil, Canada, Italy, Spain and the United Kingdom. Expense recognized for all defined contribution plans was $242 million in 2018.

EID
EID provided defined contribution benefits to its employees. The most significant was the U.S. Retirement Savings Plan ("the Plan"), which covered all U.S. full-service employees. This Plan included a non-leveraged Employee Stock Ownership Plan ("ESOP"). Employees were not required to participate in the ESOP and those who did were free to diversify out of the ESOP. The purpose of the Plan was to provide retirement savings benefits for employees and to provide employees an opportunity to become stockholders of the Company. The Plan was a tax qualified contributory profit sharing plan, with cash or deferred arrangement and any eligible employee of EID could participate. EID's post-Merger contributions were $183 million in 2018. EID's matching contributions vested immediately upon contribution. The 3 percent nonmatching employer contribution vested after employees completed three years of service.

In addition, EID made post-DWDP Merger contributions to other defined contribution plans of $51 million in 2018.

DuPont
The Company provides defined contribution benefits to its employees. The most significant is the U.S. Retirement Savings Plan ("the Plan"), which covers all U.S. full-service employees. This Plan includes a non-leveraged Employee Stock Ownership Plan ("ESOP"). Employees are not required to participate in the ESOP and those who do are free to diversify out of the ESOP. The purpose of the Plan is to provide retirement savings benefits for employees and to provide employees an opportunity to become stockholders of the Company. The Plan is a tax qualified contributory profit sharing plan, with cash or deferred arrangement and any eligible employee of the Company may participate. Currently, the Company contributes 100 percent of the first 6 percent of the employee's contribution election and also contributes 3 percent of each eligible employee's eligible compensation regardless of the employee's contribution. The Company's matching contributions vest immediately upon contribution. The 3 percent nonmatching employer contribution vests after employees complete three years of service. The Company's contributions to the Plan were $78 million in 2020 and $82 million in 2019. Both periods are inclusive of N&B activity related to discontinued operations, but 2019 excludes Dow and Corteva activity.

In addition, the Company made contributions to other defined contribution plans in 2020 in the amount of $38 million and $24 million in 2019. Both periods are inclusive of N&B activity related to discontinued operations, but 2019 excludes Dow and Corteva activity.